Share-based compensation - Options on EUR-denominated listed share (Detail) - Euro [Member]	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	1,648,720
Option plans [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of share options outstanding in share-based payment arrangement	1,648,720	2,772,210
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 18.90	€ 19.49
Number of share options exercised in share-based payment arrangement	1,024,063
Weighted average exercise price of share options exercised in share-based payment arrangement	€ 20.14
Number of share options expired in share-based payment arrangement	99,427
Weighted average exercise price of share options expired in share-based payment arrangement	€ 22.52
Number of share options exercisable in share-based payment arrangement	1,648,720
Weighted average exercise price of share options exercisable in share-based payment arrangement	€ 18.90